Borrowings (Details) - Schedule of Bank Loans - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Car loans
Current portion	$ 7,401	$ 7,863
Non-current portion	24,338	30,495
Total car loans	31,739	38,358
Bank loans
Current portion	12,336
Non-current portion	82,237	87,367
Total long-term bank loans	$ 94,573	$ 87,367